Bank Loan - Schedule of Bank Loan (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025
Short-Term Debt [Line Items]
Balance		$ 1,066,363
Total		1,066,363
Less: non-current portion		(962,671)
Amount classified as current liabilities		103,692
April 25, 2024 [Member]
Short-Term Debt [Line Items]
Provider	Nanyang Commercial Bank Limited
Nature of bank loan	Term loan under SME Financing Scheme (“SME Term Loan”)
Interest rate	2.50%
Amount of bank loan	$ 9,000,000
Balance		1,066,363
Total		$ 1,066,363